Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill
Goodwill	¥ 9,243,990,000		¥ 9,243,990,000
Accumulated impairment loss	(2,600,321,000)		(2,600,321,000)
Goodwill, beginning balance	6,643,669,000		6,643,669,000
Additions	4,260,740,000
Impairment	0		0	¥ (6,901,000)
Goodwill	13,504,730,000		9,243,990,000	9,243,990,000
Accumulated impairment loss	(2,600,321,000)		(2,600,321,000)	(2,600,321,000)
Goodwill, ending balance	10,904,409,000	$ 1,671,174	6,643,669,000	6,643,669,000
JD Retail
Goodwill
Goodwill	6,650,570,000		6,650,570,000
Accumulated impairment loss	(6,901,000)		(6,901,000)
Goodwill, beginning balance	6,643,669,000		6,643,669,000
Additions	2,628,228,000
Goodwill	9,278,798,000		6,650,570,000	6,650,570,000
Accumulated impairment loss	(6,901,000)		(6,901,000)	(6,901,000)
Goodwill, ending balance	9,271,897,000		6,643,669,000	6,643,669,000
New Businesses
Goodwill
Goodwill	2,593,420,000		2,593,420,000
Accumulated impairment loss	(2,593,420,000)		(2,593,420,000)
Additions	1,632,512,000
Goodwill	4,225,932,000		2,593,420,000	2,593,420,000
Accumulated impairment loss	(2,593,420,000)		¥ (2,593,420,000)	¥ (2,593,420,000)
Goodwill, ending balance	¥ 1,632,512,000